JPMorgan Municipal Money Market Fund Expense Example - Service Shares [Member] - JPMorgan Municipal Money Market Fund - Service	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	$ 1,325